UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      NOBLE PARTNERS, L.P.
           --------------------------------------------------
Address:   265 FRANKLIN ST., 21ST FLOOR
           --------------------------------------------------
           BOSTON, MA 02110
           --------------------------------------------------

Form 13F File Number:  28-11605
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      GEORGE L. NOBLE
           --------------------------------------------------
Title:     PRESIDENT, PEAK ASSET MGT., INC.,
           GENERAL PARTNER, NOBLE PARTNERS, L.P.
           --------------------------------------------------
Phone:     617-646-6500
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ GEORGE L. NOBLE           BOSTON, MA               11/13/2009
       ------------------------   ------------------------------  ----------
                [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                                -------------

Form 13F Information Table Entry Total:                   23
                                                -------------

Form 13F Information Table Value Total:             $105,733
                                                -------------
                                                (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                  Form 13F INFORMATION TABLE


           COLUMN 1                COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5    COLUMN6   COLUMN 7           COLUMN 8
------------------------------ ---------------- ----------- ---------- ----------- ---- ---------- -------- ----------------------
                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------ --------------- ----------- ---------- --------- --- ---- ---------- -------- --------- ------ -----

ALCOA INC                           COM         013817101     2952      225000   SH         SOLE                225000    0     0
ALPHA NATURAL RESOURCES INC         COM         02076X102      811       23100   SH         SOLE                 23100    0     0
ARES CAP CORP                       COM         04010L103     6241      566300   SH         SOLE                566300    0     0
ASHLAND INC NEW                     COM         044209104      216        5000   SH         SOLE                  5000    0     0
BANK OF AMERICA CORPORATION         COM         060505104      707       41764   SH         SOLE                 41764    0     0
CHESAPEAKE ENERGY CORP              COM         165167107      241        8500   SH         SOLE                  8500    0     0
CITIZENS REPUBLIC BANCORP IN        COM         174420109     6753     8885372   SH         SOLE               8885372    0     0
DOW CHEM CO                         COM         260543103      443       17000   SH         SOLE                 17000    0     0
E TRADE FINANCIAL CORP              COM         269246104      350      200000   SH         SOLE                200000    0     0
FIDELITY NATIONAL FINANCIAL        CL A         31620R105     7691      510000   SH         SOLE                510000    0     0
ISHARES SILVER TRUST              ISHARES       46428Q109      410       25000   SH         SOLE                 25000    0     0
ISHARES TR INDEX                RUSSELL 2000    464287655    54216      900000   SH         SOLE                900000    0     0
ITT EDUCATIONAL SERVICES INC        COM         45068B109      552        5000   SH         SOLE                  5000    0     0
MARKET VECTORS ETF TR           GOLD MINER ETF  57060U100      453       10000   SH         SOLE                 10000    0     0
MORGAN STANLEY                    COM NEW       617446448    10808      350000   SH         SOLE                350000    0     0
NATIONAL OILWELL VARCO INC          COM         637071101     2157       50000   SH         SOLE                 50000    0     0
NATIONAL PENN BANCSHARES INC        COM         637138108     1986      325000   SH         SOLE                325000    0     0
OIL SVC HOLDRS TR               DEPOSTRY RCPT   678002106     2936       25000   SH         SOLE                 25000    0     0
PENNYMAC MTG INVT TR                COM         70931T103     1125       56491   SH         SOLE                 56491    0     0
POPULAR INC                         COM         733174106      212       75000   SH         SOLE                 75000    0     0
SELECT SECTOR SPDR TR           SBI INT-INDS    81369Y704      263       10000   SH         SOLE                 10000    0     0
SPDR GOLD TRUST                   GOLD SHS      78463V107     2966       30000   SH         SOLE                 30000    0     0
TEREX CORP NEW                      COM         880779103     1244       60000   SH         SOLE                 60000    0     0
